Premises and Equipment - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of premises and equipment
Total, premises and equipment	$ 60,508	$ 59,235
Less accumulated depreciation	25,614	24,424
Property, Plant and Equipment, Net, Total	34,894	34,811
Land and land improvements
Summary of premises and equipment
Total, premises and equipment	9,917	9,980
Buildings and improvements
Summary of premises and equipment
Total, premises and equipment	35,674	35,993
Furniture and equipment
Summary of premises and equipment
Total, premises and equipment	14,163	12,973
Construction in progress
Summary of premises and equipment
Total, premises and equipment	$ 754	$ 289